                                                                   SUPP-NYVA0419


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
                 PROSPECTUS DATED MAY 1, 2002 (AS SUPPLEMENTED)
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Brighthouse Class VA Variable Annuity contract issued by Brighthouse Life Insurance Company of NY ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements of each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


     IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


     IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


     YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


THE CORRESPONDING SECTIONS OF THE PROSPECTUS ARE MODIFIED AS FOLLOWS:


BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium........... 1.25%
 Administrative Expense Charge................  .15%
                                               ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE........ 1.40%

The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB International Bond                        0.51%         0.25%        0.09%
  Portfolio -- Class B

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio -- Class C

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio -- Class C

 American Funds(R) Growth                      --           0.55%        0.02%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio -- Class C

 BlackRock High Yield                         0.60%         0.25%        0.09%
  Portfolio -- Class B

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse Small Cap Value                  0.75%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio -- Class B

 Clarion Global Real Estate                   0.61%         0.25%        0.05%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                0.56%         0.25%        0.02%
  Portfolio -- Class B

 Harris Oakmark International                 0.77%         0.25%        0.04%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B        0.56%         0.25%        0.03%

 Invesco Small Cap Growth                     0.85%         0.25%        0.03%
  Portfolio -- Class B

 JPMorgan Core Bond Portfolio -- Class B      0.55%         0.25%        0.03%

 Loomis Sayles Global Allocation              0.70%         0.25%        0.08%
  Portfolio -- Class B

 MFS(R) Research International                0.70%         0.25%        0.05%
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB International Bond                         --        0.85%           --          0.85%
  Portfolio -- Class B

 American Funds(R) Balanced Allocation       0.41%       1.02%           --          1.02%
  Portfolio -- Class C

 American Funds(R) Growth Allocation         0.42%       1.04%           --          1.04%
  Portfolio -- Class C

 American Funds(R) Growth                    0.34%       0.91%           --          0.91%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio -- Class C

 BlackRock High Yield                          --        0.94%           --          0.94%
  Portfolio -- Class B

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio -- Class B

 Brighthouse Small Cap Value                 0.08%       1.11%         0.01%         1.10%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio -- Class B

 Clarion Global Real Estate                    --        0.91%         0.01%         0.90%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                 --        0.83%         0.02%         0.81%
  Portfolio -- Class B

 Harris Oakmark International                  --        1.06%         0.02%         1.04%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B         --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth                      --        1.13%         0.08%         1.05%
  Portfolio -- Class B

 JPMorgan Core Bond Portfolio -- Class B       --        0.83%         0.14%         0.69%

 Loomis Sayles Global Allocation               --        1.03%           --          1.03%
  Portfolio -- Class B

 MFS(R) Research International                 --        1.00%         0.10%         0.90%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 PIMCO Inflation Protected Bond                0.47%         0.25%        0.77%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B       0.48%         0.25%        0.26%

 SSGA Emerging Markets Enhanced Index          0.54%         0.25%        0.26%
  Portfolio -- Class B

 SSGA Growth and Income ETF                    0.31%         0.25%        0.01%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B          0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value                 0.57%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                  0.75%         0.25%        0.03%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value                0.65%         0.25%        0.04%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock           0.79%         0.25%        0.05%
  Portfolio -- Class B

 BlackRock Bond Income                         0.33%         0.25%        0.10%
  Portfolio -- Class B

 BlackRock Capital Appreciation                0.69%         0.25%        0.03%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond               0.35%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20               0.10%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40               0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60               0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80               0.05%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse/Artisan Mid Cap Value             0.82%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse/Dimensional International         0.81%         0.25%        0.12%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity            0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 Frontier Mid Cap Growth                       0.71%         0.25%        0.04%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index                  0.25%         0.30%        0.03%
  Portfolio -- Class G

 MetLife Mid Cap Stock Index                   0.25%         0.30%        0.05%
  Portfolio -- Class G

 MetLife MSCI EAFE(R) Index                    0.30%         0.30%        0.08%
  Portfolio -- Class G

 MetLife Russell 2000(R) Index                 0.25%         0.30%        0.06%
  Portfolio -- Class G

 MetLife Stock Index Portfolio -- Class B      0.25%         0.25%        0.03%

 MFS(R) Value Portfolio -- Class B             0.61%         0.25%        0.02%

 Neuberger Berman Genesis                      0.82%         0.25%        0.03%
  Portfolio -- Class B




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 PIMCO Inflation Protected Bond                 --        1.49%         0.01%         1.48%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B        --        0.99%         0.03%         0.96%

 SSGA Emerging Markets Enhanced Index           --        1.05%           --          1.05%
  Portfolio -- Class B

 SSGA Growth and Income ETF                   0.19%       0.76%           --          0.76%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B         0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value                  --        0.84%         0.05%         0.79%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                   --        1.03%           --          1.03%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value                 --        0.94%         0.09%         0.85%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            --        1.09%         0.12%         0.97%
  Portfolio -- Class B

 BlackRock Bond Income                          --        0.68%           --          0.68%
  Portfolio -- Class B

 BlackRock Capital Appreciation                 --        0.97%         0.09%         0.88%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond                --        0.64%         0.03%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20              0.61%       0.99%         0.03%         0.96%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.62%       0.93%           --          0.93%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.63%       0.93%           --          0.93%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80              0.65%       0.96%           --          0.96%
  Portfolio -- Class B

 Brighthouse/Artisan Mid Cap Value              --        1.11%         0.05%         1.06%
  Portfolio -- Class B

 Brighthouse/Dimensional International          --        1.18%         0.01%         1.17%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity             --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 Frontier Mid Cap Growth                        --        1.00%         0.02%         0.98%
  Portfolio -- Class B

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index                   --        0.58%         0.01%         0.57%
  Portfolio -- Class G

 MetLife Mid Cap Stock Index                    --        0.60%           --          0.60%
  Portfolio -- Class G

 MetLife MSCI EAFE(R) Index                   0.01%       0.69%           --          0.69%
  Portfolio -- Class G

 MetLife Russell 2000(R) Index                  --        0.61%           --          0.61%
  Portfolio -- Class G

 MetLife Stock Index Portfolio -- Class B       --        0.53%         0.01%         0.52%

 MFS(R) Value Portfolio -- Class B              --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis                       --        1.10%         0.01%         1.09%
  Portfolio -- Class B


                                                       DISTRIBUTION
                                                          AND/OR
                                          MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                          FEE      (12B-1) FEES   EXPENSES
---------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth             0.60%         0.25%        0.02%
  Portfolio -- Class B

 Western Asset Management Strategic         0.57%         0.25%        0.03%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                   0.47%         0.25%        0.03%
  U.S. Government Portfolio -- Class B




                                           ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                          FUND FEES     ANNUAL        AND/OR        ANNUAL
                                             AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------- ----------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth              --        0.87%         0.05%         0.82%
  Portfolio -- Class B

 Western Asset Management Strategic          --        0.85%         0.06%         0.79%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                    --        0.75%         0.03%         0.72%

  U.S. Government Portfolio -- Class B


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



TRANSFERS -- MONITORED PORTFOLIOS

We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers.

     AB International Bond Portfolio

     Baillie Gifford International Stock Portfolio

     BlackRock High Yield Portfolio

     Brighthouse Small Cap Value Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Dimensional International Small Company Portfolio

     Clarion Global Real Estate Portfolio

     Harris Oakmark International Portfolio

     Invesco Small Cap Growth Portfolio

     Loomis Sayles Global Allocation Portfolio

     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     SSGA Emerging Markets Enhanced Index Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB International Bond Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)

     MFS(R) Research International Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     SSGA Emerging Markets Enhanced Index Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B)


BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)

OTHER INFORMATION



     BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


     Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


     DISTRIBUTOR


     The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


     FINANCIAL STATEMENTS


     The financial statements of the Separate Account are attached.


     For a free copy of the annual audited financial statements of the BLNY, please call us at (800) 343-8496


     CYBERSECURITY


     Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


     Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB International Bond                       Seeks to maximize total return.
 Portfolio -- Class B
 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio -- Class C                        current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Growth Allocation         Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Growth                    Seeks to achieve growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio -- Class C                        income and growth of capital, with a greater
                                             emphasis on income.
 BlackRock High Yield Portfolio -- Class B   Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse Asset Allocation 100            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Small Cap Value                 Seeks long-term capital appreciation.
 Portfolio -- Class B
 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio -- Class B
 Brighthouse/Franklin Low Duration Total     Seeks a high level of current income, while
 Return Portfolio -- Class B                 seeking preservation of shareholders' capital.
 Clarion Global Real Estate                  Seeks total return through investment in real
 Portfolio -- Class B                        estate securities, emphasizing both capital
                                             appreciation and current income.
 ClearBridge Aggressive Growth               Seeks capital appreciation.
 Portfolio -- Class B
 Harris Oakmark International                Seeks long-term capital appreciation.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B       Seeks capital growth and income.
 Invesco Small Cap Growth                    Seeks long-term growth of capital.
 Portfolio -- Class B
 JPMorgan Core Bond Portfolio -- Class B     Seeks to maximize total return.
 Loomis Sayles Global Allocation             Seeks high total investment return through a
 Portfolio -- Class B                        combination of capital appreciation and
                                             income.
 MFS(R) Research International               Seeks capital appreciation.
 Portfolio -- Class B
 PIMCO Inflation Protected Bond              Seeks maximum real return, consistent with
 Portfolio -- Class B                        preservation of capital and prudent
                                             investment management.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB International Bond                       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation         Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth                    Brighthouse Investment Advisers, LLC;
 Portfolio -- Class C                        Capital Research and Management
                                             CompanySM
 American Funds(R) Moderate Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 BlackRock High Yield Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse Asset Allocation 100            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Small Cap Value                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital Management
                                             Incorporated
 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B                 Subadviser: Aberdeen Asset Managers
                                             Limited
 Brighthouse/Franklin Low Duration Total     Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B                 Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                             Subadviser: J.P. Morgan Investment
                                             Management Inc.
 Loomis Sayles Global Allocation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Research International               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Massachusetts Financial Services
                                             Company
 PIMCO Inflation Protected Bond              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Pacific Investment Management
                                             Company LLC

           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 PIMCO Total Return Portfolio -- Class B   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 SSGA Emerging Markets Enhanced Index      Seeks to provide total return, primarily
 Portfolio -- Class B                      through capital appreciation.
 SSGA Growth and Income ETF                Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B      Seeks growth of capital.
 T. Rowe Price Large Cap Value             Seeks long-term capital appreciation by
 Portfolio -- Class B                      investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.
 Portfolio -- Class B
 Victory Sycamore Mid Cap Value            Seeks high total return by investing in equity
 Portfolio -- Class B                      securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock       Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Bond Income                     Seeks a competitive total return primarily
 Portfolio -- Class B                      from investing in fixed-income securities.
 BlackRock Capital Appreciation            Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Ultra-Short Term Bond           Seeks a high level of current income
 Portfolio -- Class B                      consistent with preservation of capital.
 Brighthouse Asset Allocation 20           Seeks a high level of current income, with
 Portfolio -- Class B                      growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40           Seeks high total return in the form of income
 Portfolio -- Class B                      and growth of capital, with a greater
                                           emphasis on income.
 Brighthouse Asset Allocation 60           Seeks a balance between a high level of
 Portfolio -- Class B                      current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80           Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Artisan Mid Cap Value         Seeks long-term capital growth.
 Portfolio -- Class B
 Brighthouse/Dimensional International     Seeks long-term capital appreciation.
 Small Company Portfolio -- Class B
 Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B        over time and, secondarily, long-term capital
                                           appreciation and current income.
 Frontier Mid Cap Growth                   Seeks maximum capital appreciation.
 Portfolio -- Class B
 Jennison Growth Portfolio -- Class B      Seeks long-term growth of capital.
 MetLife Aggregate Bond Index              Seeks to track the performance of the
 Portfolio -- Class G                      Bloomberg Barclays U.S. Aggregate Bond
                                           Index.
 MetLife Mid Cap Stock Index               Seeks to track the performance of the
 Portfolio -- Class G                      Standard & Poor's MidCap 400(R) Composite
                                           Stock Price Index.
 MetLife MSCI EAFE(R) Index                Seeks to track the performance of the MSCI
 Portfolio -- Class G                      EAFE(R) Index.
 MetLife Russell 2000(R) Index             Seeks to track the performance of the Russell
 Portfolio -- Class G                      2000(R) Index.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 PIMCO Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 SSGA Emerging Markets Enhanced Index      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: SSGA Funds Management, Inc
 SSGA Growth and Income ETF                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                           Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Victory Capital Management
                                           Inc.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Artisan Mid Cap Value         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Artisan Partners Limited
                                           Partnership
 Brighthouse/Dimensional International     Brighthouse Investment Advisers, LLC
 Small Company Portfolio -- Class B        Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        Subadviser: Wellington Management
                                           Company LLP
 Frontier Mid Cap Growth                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Frontier Capital Management
                                           Company, LLC
 Jennison Growth Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                           Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index              Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                      Subadviser: MetLife Investment Advisors,
                                           LLC
 MetLife Mid Cap Stock Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                      Subadviser: MetLife Investment Advisors,
                                           LLC
 MetLife MSCI EAFE(R) Index                Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                      Subadviser: MetLife Investment Advisors,
                                           LLC
 MetLife Russell 2000(R) Index             Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                      Subadviser: MetLife Investment Advisors,
                                           LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class B
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio -- Class B       with preservation of capital and maintenance
                                            of liquidity.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MetLife Stock Index Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio -- Class B       Subadviser: Western Asset Management
                                            Company

                                                                   SUPP-NYAA0419


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
                 PROSPECTUS DATED MAY 1, 2002 (AS SUPPLEMENTED)
                                   (CLASS AA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class AA Variable Annuity contract issued by Brighthouse Life Insurance Company of NY ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements of each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


     IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


     IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


     YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


THE CORRESPONDING SECTIONS OF THE PROSPECTUS ARE MODIFIED AS FOLLOWS:


BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administration Expense Charge.................  .15%
                                                ----

 Total Separate Account Annual Expenses........ 1.40%

 * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B), in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), and in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class B).

The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. International Growth Fund       0.71%         0.25%        0.22%

BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio -- Class C

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio -- Class C

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse Small Cap Value                  0.75%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio -- Class B

 Clarion Global Real Estate                   0.61%         0.25%        0.05%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                0.56%         0.25%        0.02%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B        0.56%         0.25%        0.03%

 Invesco Small Cap Growth                     0.85%         0.25%        0.03%
  Portfolio -- Class B

 MFS(R) Research International                0.70%         0.25%        0.05%
  Portfolio -- Class B

 Morgan Stanley Discovery                     0.64%         0.25%        0.04%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B      0.48%         0.25%        0.26%

 SSGA Growth and Income ETF                   0.31%         0.25%        0.01%
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. International Growth Fund      0.01%       1.19%         0.01%         1.18%

BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation       0.41%       1.02%           --          1.02%
  Portfolio -- Class C

 American Funds(R) Growth Allocation         0.42%       1.04%           --          1.04%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio -- Class C

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio -- Class B

 Brighthouse Small Cap Value                 0.08%       1.11%         0.01%         1.10%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio -- Class B

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio -- Class B

 Clarion Global Real Estate                    --        0.91%         0.01%         0.90%
  Portfolio -- Class B

 ClearBridge Aggressive Growth                 --        0.83%         0.02%         0.81%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B         --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth                      --        1.13%         0.08%         1.05%
  Portfolio -- Class B

 MFS(R) Research International                 --        1.00%         0.10%         0.90%
  Portfolio -- Class B

 Morgan Stanley Discovery                      --        0.93%         0.02%         0.91%
  Portfolio -- Class B

 PIMCO Total Return Portfolio -- Class B       --        0.99%         0.03%         0.96%

 SSGA Growth and Income ETF                  0.19%       0.76%           --          0.76%
  Portfolio -- Class B


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 SSGA Growth ETF Portfolio -- Class B          0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value                 0.57%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                  0.75%         0.25%        0.03%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value                0.65%         0.25%        0.04%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock           0.79%         0.25%        0.05%
  Portfolio -- Class B

 BlackRock Bond Income                         0.33%         0.25%        0.10%
  Portfolio -- Class B

 BlackRock Capital Appreciation                0.69%          --          0.03%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               0.35%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20               0.10%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40               0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60               0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80               0.05%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse/Wellington Core Equity            0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.07%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class B      0.25%         0.25%        0.03%

 Neuberger Berman Genesis                      0.82%         0.25%        0.03%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                0.60%         0.25%        0.02%
  Portfolio -- Class B

 T. Rowe Price Small Cap Growth                0.47%         0.25%        0.03%
  Portfolio -- Class B

 Western Asset Management Strategic            0.57%         0.25%        0.03%
  Bond Opportunities
  Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                       0.44%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund                    0.79%         0.25%        0.04%

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                    0.60%         0.15%        0.03%

 PIMCO Low Duration Portfolio                  0.50%         0.15%        0.09%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Sustainable Leaders Fund            0.55%         0.25%        0.13%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 SSGA Growth ETF Portfolio -- Class B         0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value                  --        0.84%         0.05%         0.79%
  Portfolio -- Class B

 T. Rowe Price Mid Cap Growth                   --        1.03%           --          1.03%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value                 --        0.94%         0.09%         0.85%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            --        1.09%         0.12%         0.97%
  Portfolio -- Class B

 BlackRock Bond Income                          --        0.68%           --          0.68%
  Portfolio -- Class B

 BlackRock Capital Appreciation                 --        0.72%         0.09%         0.63%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond                --        0.64%         0.03%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20              0.61%       0.99%         0.03%         0.96%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.62%       0.93%           --          0.93%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.63%       0.93%           --          0.93%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80              0.65%       0.96%           --          0.96%
  Portfolio -- Class B

 Brighthouse/Wellington Core Equity             --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.22%         0.09%         1.13%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class B       --        0.53%         0.01%         0.52%

 Neuberger Berman Genesis                       --        1.10%         0.01%         1.09%
  Portfolio -- Class B

 T. Rowe Price Large Cap Growth                 --        0.87%         0.05%         0.82%
  Portfolio -- Class B

 T. Rowe Price Small Cap Growth                 --        0.75%           --          0.75%
  Portfolio -- Class B

 Western Asset Management Strategic             --        0.85%         0.06%         0.79%
  Bond Opportunities
  Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                        --        0.78%           --          0.78%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund                   0.02%       1.10%         0.02%         1.08%

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                     --        0.78%           --          0.78%

 PIMCO Low Duration Portfolio                   --        0.74%           --          0.74%

PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Sustainable Leaders Fund             --        0.93%           --          0.93%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



TRANSFERS -- MONITORED PORTFOLIOS

We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers.

     Baillie Gifford International Stock Portfolio

     Brighthouse Small Cap Value Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     Invesco Small Cap Growth Portfolio

     Invesco V.I. International Growth Fund

     Loomis Sayles Small Cap Growth Portfolio

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     PIMCO High Yield Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Templeton Foreign VIP Fund

     Western Asset Management Strategic Bond Opportunities Portfolio



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     American Funds(R) Balanced Allocation Portfolio -- Class C

     American Funds(R) Growth Allocation Portfolio -- Class C

     American Funds(R) Moderate Allocation Portfolio -- Class C

     Brighthouse Asset Allocation 100 Portfolio -- Class B

     Brighthouse Small Cap Value Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B

     Brighthouse/Franklin Low Duration Total Return Portfolio -- Class B

     Clarion Global Real Estate Portfolio -- Class B

     ClearBridge Aggressive Growth Portfolio -- Class B

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Discovery Portfolio -- Class B (formerly Morgan Stanley Mid
         Cap Growth Portfolio)

     PIMCO Total Return Portfolio -- Class B

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

     T. Rowe Price Mid Cap Growth Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class B

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     T. Rowe Price Large Cap Growth Portfolio -- Class B

     T. Rowe Price Small Cap Growth Portfolio -- Class B


     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST -- CLASS IB

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth
         Fund)

OTHER INFORMATION



     BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


     Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


     DISTRIBUTOR


     The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


     FINANCIAL STATEMENTS


     The financial statements of the Separate Account are attached.


     For a free copy of the annual audited financial statements of the BLNY, please call us at (800) 343-8496 or write to us at 11225 North Community House Road, Charlotte, NC 28277.


     CYBERSECURITY


     Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


     Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Balanced Allocation     Seeks a balance between a high level of
 Portfolio -- Class C                      current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 American Funds(R) Growth Allocation       Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation     Seeks a high total return in the form of
 Portfolio -- Class C                      income and growth of capital, with a greater
                                           emphasis on income.
 Brighthouse Asset Allocation 100          Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Small Cap Value               Seeks long-term capital appreciation.
 Portfolio -- Class B
 Brighthouse/Aberdeen Emerging Markets     Seeks capital appreciation.
 Equity Portfolio -- Class B
 Brighthouse/Franklin Low Duration Total   Seeks a high level of current income, while
 Return Portfolio -- Class B               seeking preservation of shareholders' capital.
 Clarion Global Real Estate                Seeks total return through investment in real
 Portfolio -- Class B                      estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth             Seeks capital appreciation.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B     Seeks capital growth and income.
 Invesco Small Cap Growth                  Seeks long-term growth of capital.
 Portfolio -- Class B
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class B
 Morgan Stanley Discovery                  Seeks capital appreciation.
 Portfolio -- Class B (formerly Morgan
 Stanley Mid Cap Growth Portfolio)
 PIMCO Total Return Portfolio -- Class B   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 SSGA Growth and Income ETF                Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B      Seeks growth of capital.
 T. Rowe Price Large Cap Value             Seeks long-term capital appreciation by
 Portfolio -- Class B                      investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Balanced Allocation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Moderate Allocation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 Brighthouse Asset Allocation 100          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Small Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadvisers: Delaware Investments Fund
                                           Advisers; Wells Capital Management
                                           Incorporated
 Brighthouse/Aberdeen Emerging Markets     Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B               Subadviser: Aberdeen Asset Managers
                                           Limited
 Brighthouse/Franklin Low Duration Total   Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B               Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Discovery                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly Morgan     Subadviser: Morgan Stanley Investment
 Stanley Mid Cap Growth Portfolio)         Management Inc.
 PIMCO Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 SSGA Growth and Income ETF                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                           Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 T. Rowe Price Mid Cap Growth               Seeks long-term growth of capital.
 Portfolio -- Class B
 Victory Sycamore Mid Cap Value             Seeks high total return by investing in equity
 Portfolio -- Class B                       securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B                       consistent with preservation of capital.
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class B
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                    Seeks reasonable income. The fund will also
                                            consider the potential for capital
                                            appreciation. The fund's goal is to achieve a
                                            yield which exceeds the composite yield on
                                            the securities comprising the S&P 500(R)
                                            Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS




            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 T. Rowe Price Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Victory Capital Management
                                            Inc.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Stock Index Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS


         INVESTMENT PORTFOLIO                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------------- ----------------------------------
 PIMCO High Yield Portfolio           Seeks maximum total return, consistent with   PIMCO
                                      preservation of capital and prudent
                                      investment management.
 PIMCO Low Duration Portfolio         Seeks maximum total return, consistent with   PIMCO
                                      preservation of capital and prudent
                                      investment management.
 PUTNAM VARIABLE TRUST -- CLASS IB

 Putnam VT Sustainable Leaders Fund   Seeks long-term capital appreciation.         Putnam Investment Management, LLC

 (formerly Putnam VT Multi-Cap Growth
 Fund)


                                                                    SUPP NYB0419


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
                 PROSPECTUS DATED MAY 1, 2002 (AS SUPPLEMENTED)
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by Brighthouse Life Insurance Company of NY ("BLNY," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements of each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


     IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


     IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


     YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


THE CORRESPONDING SECTIONS OF THE PROSPECTUS ARE MODIFIED AS FOLLOWS:


BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administrative Expense Charge.................  .15%
                                                ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.40%

 * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class B), and in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).

The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.59%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Growth Fund            0.52%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.32%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I -- CLASS B
 BlackRock High Yield Portfolio               0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Wellington Large Cap             0.56%         0.25%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Invesco Comstock Portfolio                   0.56%         0.25%        0.03%

 JPMorgan Small Cap Value Portfolio           0.78%         0.25%        0.06%

 MFS(R) Research International Portfolio      0.70%         0.25%        0.05%

 Morgan Stanley Discovery Portfolio           0.64%         0.25%        0.04%

 Oppenheimer Global Equity Portfolio          0.66%         0.25%        0.05%

 PIMCO Inflation Protected Bond               0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.26%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                    0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.25%        0.02%

 Victory Sycamore Mid Cap Value               0.65%         0.25%        0.04%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Growth Fund             --        0.80%           --          0.80%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.59%           --          0.59%

BRIGHTHOUSE FUNDS TRUST I -- CLASS B
 BlackRock High Yield Portfolio                --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Wellington Large Cap              --        0.83%         0.04%         0.79%
  Research Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 JPMorgan Small Cap Value Portfolio            --        1.09%         0.10%         0.99%

 MFS(R) Research International Portfolio       --        1.00%         0.10%         0.90%

 Morgan Stanley Discovery Portfolio            --        0.93%         0.02%         0.91%

 Oppenheimer Global Equity Portfolio           --        0.96%         0.12%         0.84%

 PIMCO Inflation Protected Bond                --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.99%         0.03%         0.96%

 SSGA Growth and Income ETF Portfolio        0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                   0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio       --        0.84%         0.05%         0.79%

 Victory Sycamore Mid Cap Value                --        0.94%         0.09%         0.85%
  Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                         0.33%         0.25%        0.10%
  Portfolio -- Class B

 BlackRock Capital Appreciation                0.69%          --          0.03%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               0.35%         0.25%        0.04%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20               0.10%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40               0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60               0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80               0.05%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse/Dimensional International         0.81%         0.25%        0.12%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity            0.70%         0.15%        0.02%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class B          0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.07%
  Portfolio -- Class B

 MFS(R) Total Return Portfolio -- Class B      0.56%         0.25%        0.06%

 MFS(R) Value Portfolio -- Class B             0.61%         0.25%        0.02%

 Neuberger Berman Genesis                      0.82%         0.25%        0.03%
  Portfolio -- Class B

 Western Asset Management Strategic            0.57%         0.25%        0.03%
  Bond Opportunities
  Portfolio -- Class B




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                          --        0.68%           --          0.68%
  Portfolio -- Class B

 BlackRock Capital Appreciation                 --        0.72%         0.09%         0.63%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond                --        0.64%         0.03%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20              0.61%       0.99%         0.03%         0.96%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40              0.62%       0.93%           --          0.93%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60              0.63%       0.93%           --          0.93%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80              0.65%       0.96%           --          0.96%
  Portfolio -- Class B

 Brighthouse/Dimensional International          --        1.18%         0.01%         1.17%
  Small Company Portfolio -- Class B

 Brighthouse/Wellington Core Equity             --        0.87%         0.11%         0.76%
  Opportunities Portfolio -- Class E

 Jennison Growth Portfolio -- Class B           --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.22%         0.09%         1.13%
  Portfolio -- Class B

 MFS(R) Total Return Portfolio -- Class B       --        0.87%           --          0.87%

 MFS(R) Value Portfolio -- Class B              --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis                       --        1.10%         0.01%         1.09%
  Portfolio -- Class B

 Western Asset Management Strategic             --        0.85%         0.06%         0.79%

  Bond Opportunities
  Portfolio -- Class B


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



TRANSFERS -- MONITORED PORTFOLIOS

We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all American Fund Insurance Series(R) portfolios available under your Contract.

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     BlackRock High Yield Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Dimensional International Small Company Portfolio

     Clarion Global Real Estate Portfolio

     JPMorgan Small Cap Value Portfolio

     Loomis Sayles Small Cap Growth Portfolio

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BRIGHTHOUSE FUNDS TRUST I  -- CLASS B

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock High Yield Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Wellington Large Cap Research Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Comstock Portfolio

     JPMorgan Small Cap Value Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth
         Portfolio)

     Oppenheimer Global Equity Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class B

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class B

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Dimensional International Small Company Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class E

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B

OTHER INFORMATION



     BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


     Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


     DISTRIBUTOR


     The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


     FINANCIAL STATEMENTS


     The financial statements of the Separate Account are attached.


     For a free copy of the annual audited financial statements of the BLNY, please call us at (800) 343-8496 or write to us at 11225 North Community House Road, Charlotte, NC 28277.


     CYBERSECURITY


     Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


     Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS B

 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio                             seeking preservation of shareholders' capital.
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 Morgan Stanley Discovery Portfolio           Seeks capital appreciation.
 (formerly Morgan Stanley Mid Cap
 Growth Portfolio)
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
                                              preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio                 Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                    Seeks growth of capital.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Growth Fund            Capital Research and Management
                                              CompanySM
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          CompanySM
 American Funds Growth Fund                   Capital Research and Management
                                              CompanySM
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS B

 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio                             Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio                             Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio                           Subadviser: Wellington Management
                                              Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Discovery Portfolio           Brighthouse Investment Advisers, LLC
 (formerly Morgan Stanley Mid Cap             Subadviser: Morgan Stanley Investment
 Growth Portfolio)                            Management Inc.
 Oppenheimer Global Equity Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio                 Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                    Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 Victory Sycamore Mid Cap Value             Seeks high total return by investing in equity
 Portfolio                                  securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B                       consistent with preservation of capital.
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Dimensional International      Seeks long-term capital appreciation.
 Small Company Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class E         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 MFS(R) Total Return Portfolio -- Class B   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: Victory Capital Management
                                            Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Dimensional International      Brighthouse Investment Advisers, LLC
 Small Company Portfolio -- Class B         Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Wellington Management
                                            Company LLP
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company


                                      B-2